SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses And Other Current Liablities
Clinical trials accrued expenses	$ 3,936	$ 231	$ 2,561
Patents and other research accruals	83	302	428
Payroll expenses	196	149	122
Building and office expenses	373	337	274
Professional and consultants’ expenses	455	839	156
Tax expenses	291	305	334
Deferred grant income	57	82	52
Short-term finance lease		5	14
Other accrued expenses	349	307	294
Accrued expenses and other current liabilities	$ 5,740	$ 2,557	$ 4,235